Loans (Balances Of Commercial Loan Portfolio Classes, Disaggregated By PD Grade) (Details)		Dec. 31, 2014 USD ($) number	Dec. 31, 2013 USD ($) number		Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		$ 232,448,000	$ 253,809,000		$ 276,963,000	$ 384,351,000
Total loans collectively evaluated for impairment		15,846,431,000	14,941,780,000		16,253,687,000
Total loans individually evaluated for impairment		342,345,000	400,468,000		454,895,000
Allowance - collectively evaluated for impairment		165,635,000	175,658,000		201,803,000
Allowance - individually evaluated for impairment		63,628,000	77,334,000		$ 75,160,000
Allowance - purchased credit impaired loans		3,185,000	817,000
Purchase credit impaired loans - recorded investment		41,390,000	46,826,000
General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		7,477,612,000	6,709,598,000
Total loans individually evaluated for impairment		22,853,000	43,367,000
Total commercial loans		7,505,541,000	6,752,965,000	[1]
Purchase credit impaired loans - recorded investment		5,076,000
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		1,163,018,000	790,609,000
Total loans individually evaluated for impairment		0	0
Total commercial loans		1,163,018,000	790,609,000	[1]
Purchase credit impaired loans - recorded investment		0
TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	[2]	325,882,000	336,043,000
Total loans individually evaluated for impairment	[2]	12,845,000	36,864,000
Total commercial loans	[2]	338,727,000	372,907,000	[1]
LOCOM valuation allowance		$ 26,200,000	$ 29,400,000
Highest internal grade | number		13	13
Purchase credit impaired loans - recorded investment		$ 0
Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		1,189,595,000	$ 1,032,256,000
Total loans individually evaluated for impairment		16,912,000	20,898,000
Total commercial loans		1,240,421,000	1,053,154,000	[1]
Purchase credit impaired loans - recorded investment		33,914,000
Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		33,063,000	34,383,000
Total loans individually evaluated for impairment		2,518,000	6,914,000
Total commercial loans		37,296,000	$ 41,297,000	[1]
Purchase credit impaired loans - recorded investment		$ 1,715,000
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of total commercial loans		100.00%	100.00%
Allowance for loan losses		$ 85,585,000	$ 96,245,000	[1]
Total loans collectively evaluated for impairment		10,189,170,000	8,902,889,000
Total loans individually evaluated for impairment		55,128,000	108,043,000
Total commercial loans		10,285,003,000	9,010,932,000	[1]
Allowance - collectively evaluated for impairment		76,508,000	80,350,000
Allowance - individually evaluated for impairment		5,969,000	$ 15,895,000
Allowance - purchased credit impaired loans		$ 3,108,000
Percent of loan collectively evaluated for impairment		99.00%	99.00%
Percent of loan individually evaluated for impairment		1.00%	1.00%
Purchase credit impaired loans - recorded investment		$ 40,705,000
Percent of loan purchased-credit impaired		0.00%
Commercial Loan P D Grade One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 450,661,000	$ 239,141,000
Percent of total commercial loans		4.00%	3.00%
Allowance for loan losses		$ 70,000	$ 85,000
Commercial Loan P D Grade One [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		450,465,000	239,141,000
Commercial Loan P D Grade One [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade One [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	0	0
Commercial Loan P D Grade One [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		136,000	0
Commercial Loan P D Grade One [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		60,000	0
Commercial Loan P D Grade Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 436,525,000	$ 219,536,000
Percent of total commercial loans		4.00%	2.00%
Allowance for loan losses		$ 130,000	$ 80,000
Commercial Loan P D Grade Two [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		434,945,000	216,173,000
Commercial Loan P D Grade Two [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Two [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	0	0
Commercial Loan P D Grade Two [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,344,000	3,363,000
Commercial Loan P D Grade Two [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		236,000	0
Commercial Loan P D Grade Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 774,636,000	$ 225,046,000
Percent of total commercial loans		8.00%	2.00%
Allowance for loan losses		$ 201,000	$ 206,000
Commercial Loan P D Grade Three [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		566,364,000	224,224,000
Commercial Loan P D Grade Three [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		134,230,000	0
Commercial Loan P D Grade Three [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	0	0
Commercial Loan P D Grade Three [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		73,812,000	739,000
Commercial Loan P D Grade Three [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		230,000	83,000
Commercial Loan P D Grade Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 836,944,000	$ 334,641,000
Percent of total commercial loans		8.00%	4.00%
Allowance for loan losses		$ 408,000	$ 410,000
Commercial Loan P D Grade Four [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		589,341,000	321,423,000
Commercial Loan P D Grade Four [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		202,287,000	0
Commercial Loan P D Grade Four [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	0	0
Commercial Loan P D Grade Four [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		45,084,000	13,005,000
Commercial Loan P D Grade Four [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		232,000	213,000
Commercial Loan P D Grade Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,288,533,000	$ 863,803,000
Percent of total commercial loans		13.00%	10.00%
Allowance for loan losses		$ 2,372,000	$ 1,331,000
Commercial Loan P D Grade Five [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		821,012,000	821,158,000
Commercial Loan P D Grade Five [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		247,058,000	0
Commercial Loan P D Grade Five [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	0	0
Commercial Loan P D Grade Five [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		216,628,000	42,420,000
Commercial Loan P D Grade Five [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		3,835,000	225,000
Commercial Loan P D Grade Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,657,447,000	$ 1,212,356,000
Percent of total commercial loans		16.00%	13.00%
Allowance for loan losses		$ 5,286,000	$ 1,643,000
Commercial Loan P D Grade Six [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,162,551,000	876,982,000
Commercial Loan P D Grade Six [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		314,671,000	96,287,000
Commercial Loan P D Grade Six [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	0	0
Commercial Loan P D Grade Six [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		175,007,000	229,098,000
Commercial Loan P D Grade Six [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		5,218,000	9,989,000
Commercial Loan P D Grade Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,714,273,000	$ 1,530,885,000
Percent of total commercial loans		17.00%	17.00%
Allowance for loan losses		$ 8,517,000	$ 2,578,000
Commercial Loan P D Grade Seven [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,325,968,000	1,135,378,000
Commercial Loan P D Grade Seven [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		157,410,000	172,236,000
Commercial Loan P D Grade Seven [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	0	0
Commercial Loan P D Grade Seven [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		224,226,000	216,744,000
Commercial Loan P D Grade Seven [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		6,669,000	6,527,000
Commercial Loan P D Grade Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 950,191,000	$ 1,467,589,000
Percent of total commercial loans		9.00%	16.00%
Allowance for loan losses		$ 9,307,000	$ 4,426,000
Commercial Loan P D Grade Eight [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		699,334,000	953,398,000
Commercial Loan P D Grade Eight [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		42,730,000	295,436,000
Commercial Loan P D Grade Eight [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	0	0
Commercial Loan P D Grade Eight [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		200,463,000	218,619,000
Commercial Loan P D Grade Eight [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		7,664,000	136,000
Commercial Loan P D Grade Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 709,592,000	$ 962,969,000
Percent of total commercial loans		7.00%	11.00%
Allowance for loan losses		$ 8,901,000	$ 8,381,000
Commercial Loan P D Grade Nine [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		531,979,000	683,223,000
Commercial Loan P D Grade Nine [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		58,997,000	167,533,000
Commercial Loan P D Grade Nine [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	0	0
Commercial Loan P D Grade Nine [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		117,782,000	111,260,000
Commercial Loan P D Grade Nine [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		834,000	953,000
Commercial Loan P D Grade Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 289,201,000	$ 518,077,000
Percent of total commercial loans		3.00%	6.00%
Allowance for loan losses		$ 4,806,000	$ 7,276,000
Commercial Loan P D Grade Ten [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		244,574,000	402,532,000
Commercial Loan P D Grade Ten [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		5,635,000	48,802,000
Commercial Loan P D Grade Ten [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	0	0
Commercial Loan P D Grade Ten [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		38,253,000	64,893,000
Commercial Loan P D Grade Ten [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		739,000	1,850,000
Commercial Loan P D Grade Eleven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 320,590,000	$ 429,487,000
Percent of total commercial loans		3.00%	5.00%
Allowance for loan losses		$ 6,887,000	$ 9,687,000
Commercial Loan P D Grade Eleven [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		287,940,000	387,907,000
Commercial Loan P D Grade Eleven [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	10,169,000
Commercial Loan P D Grade Eleven [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	0	0
Commercial Loan P D Grade Eleven [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		31,712,000	29,774,000
Commercial Loan P D Grade Eleven [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		938,000	1,637,000
Commercial Loan P D Grade Twelve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 147,922,000	$ 166,870,000
Percent of total commercial loans		1.00%	2.00%
Allowance for loan losses		$ 4,622,000	$ 2,488,000
Commercial Loan P D Grade Twelve [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		117,431,000	129,741,000
Commercial Loan P D Grade Twelve [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Twelve [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	0	0
Commercial Loan P D Grade Twelve [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		29,453,000	32,796,000
Commercial Loan P D Grade Twelve [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,038,000	4,333,000
Commercial Loan P D Grade Thirteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 421,004,000	$ 514,950,000
Percent of total commercial loans		4.00%	6.00%
Allowance for loan losses		$ 3,590,000	$ 9,047,000
Commercial Loan P D Grade Thirteen [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		87,840,000	163,458,000
Commercial Loan P D Grade Thirteen [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Thirteen [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	325,882,000	331,940,000
Commercial Loan P D Grade Thirteen [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		6,116,000	16,666,000
Commercial Loan P D Grade Thirteen [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,166,000	2,886,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 191,651,000	$ 217,539,000
Percent of total commercial loans		2.00%	2.00%
Allowance for loan losses		$ 21,411,000	$ 32,712,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		157,868,000	154,860,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	146,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[2]	0	4,103,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		29,579,000	52,879,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 4,204,000	$ 5,551,000

[1]	December 31 , 2013 table excludes PCI loans amounting to $45.9 million ($.8 million of allowance) .
[2]	Balances as of December 31 , 2014 and 2013 , presented net of $ 26.2 million and $ 29.4 million, respectively, in lower of cost or market (“LOCOM”) valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is " 13 ".